IMPAIRMENT AND IMPAIRMENT REVERSALS	12 Months Ended
Dec. 31, 2017
IMPAIRMENT AND IMPAIRMENT REVERSALS
IMPAIRMENT AND IMPAIRMENT REVERSALS

22. IMPAIRMENT AND IMPAIRMENT REVERSALS

Goodwill Impairment Testing

The Company performs goodwill impairment tests on an annual basis as at December 31 each year. In addition, the Company assesses for indicators of impairment at each reporting period end and if an indicator of impairment is identified, goodwill and long-lived assets are tested for impairment at that time. If an indicator of impairment exists, the recoverable amount of the asset is calculated in order to determine if any impairment loss is required. An impairment loss is recognized for any excess of the carrying amount of the asset over its recoverable amount.

The estimated recoverable amount of the Canadian Malartic joint operation segment as at December 31, 2017 and December 31, 2016 was determined on the basis of fair value less costs to dispose of the Canadian Malartic mine as well as the exploration properties included in the joint operation. The estimated recoverable amount of the Canadian Malartic mine and certain exploration properties were calculated by discounting the estimated future net cash flows over the estimated life of the mine using a nominal discount rate of 5.75% – 9.00% (2016 – 6.00%), commensurate with the estimated level of risk. The recoverable amount calculation was based on an estimate of future production levels applying gold prices of $1,300 per ounce (in real terms) (2016 – $1,250 per ounce), foreign exchange rates of US$0.78:C$1.00 to US$0.80:C$1.00 (2016 – US$0.75:C$1.00 to US$0.80:C$1.00), an inflation rate of 2.0%, and capital, operating and reclamation costs based on applicable life of mine plans. Exploration properties within the joint operation were valued by reference to comparable recent transactions or by a cashflow extension approach where the mineralization is expected to have sufficiently similar economics to the mineralization of the Canadian Malartic mine. The Canadian Malartic joint operation segment estimated recoverable amount exceeded its carrying amount at December 31, 2017 and December 31, 2016. The discounted cash flow approach uses significant unobservable inputs and is therefore considered Level 3 fair value measurement under the fair value hierarchy.

Impairment Reversals

The Company assesses for indicators of impairment reversal on long-lived assets other than goodwill that have previously been impaired at each reporting period end. If an indicator of impairment reversal is identified, the recoverable amount of the asset is calculated in order to determine if any impairment reversal is required. An impairment loss recognized in a prior period can only be reversed if there are subsequent changes in the estimates or significant assumptions that were used to determine the recoverable amount since the impairment loss was recognized. A gain on impairment reversal is recognized for any excess of the recoverable amount of the asset over its carrying amount. The amount of the reversal is limited to the difference between the current carrying amount and the amount which would have been the carrying amount had the earlier impairment not been recognized and amortization of that carrying amount had continued.

In 2016, the Company completed an internal technical study on the Amaruq satellite deposit at the Meadowbank mine. Board approval for the development of the project was received on February 15, 2017. The favourable project economics and the expected potential for extensions to the Company's current mine plan in relation to the Amaruq satellite deposit at the Meadowbank mine was an impairment reversal indicator for the Meadowbank mine CGU. The updated mine plan represented an observable indication that the value of the CGU had increased significantly and was a favourable change to the extent and manner in which the asset was expected to be used. There is significant judgment involved in the determination of whether a previously recognized impairment loss should be reversed.

The estimated recoverable amount of the Meadowbank mine CGU as at December 31, 2016 was determined on the basis of fair value less costs to dispose of the mine. The estimated recoverable amount of the Meadowbank mine CGU was calculated by discounting the estimated future net cash flows over the estimated life of the mine using a nominal discount rate of 7.25%, commensurate with the estimated level of risk associated with the Meadowbank mine CGU. The recoverable amount calculation was based on an estimate of future production levels applying gold prices of $1,250 per ounce (in real terms), foreign exchange rates of US$0.75:C$1.00 to US$0.80:C$1.00, an inflation rate of 2.0%, and capital, operating and reclamation costs based on applicable life of mine plans. The estimated recoverable amount of the Meadowbank mine CGU exceeded its carrying amount at December 31, 2016. The Meadowbank mine CGU's maximum impairment reversal is limited to the difference between the current carrying amount and the previous carrying amount less amortization that would have been recognized had the assets not been previously impaired. Certain assets that are not expected to be utilized in conjunction with the Amaruq satellite deposit had recoverable amounts less than their current carrying amounts and therefore no impairment reversal was applied. The Company determined that the Amaruq satellite deposit will utilize some of the existing infrastructure at the Meadowbank mine, primarily the mill, camp, road and airstrip, to generate cashflows at the Amaruq satellite deposit and these assets were written up to the maximum of the previous carrying amount that would have been determined had no impairment loss been recognized for the assets in prior years. At December 31, 2016, a gain on impairment reversal of $37.2 million ($27.6 million, net of tax) was recognized in the gain on impairment reversal line item in the consolidated statements of income and comprehensive income to increase the carrying amount of related plant and equipment. The discounted cash flow approach uses significant unobservable inputs and is therefore considered Level 3 fair value measurement under the fair value hierarchy.

In 2016, the Company completed internal studies to optimize the previous Meliadine mine plan that had been outlined in an updated NI 43-101 technical report dated February 11, 2015. These internal studies evaluated various opportunities to improve the project economics and the after-tax internal rate of return. Board approval for development of the project was received on February 15, 2017. The favourable project economics and the expected potential for extensions to the Company's current mine plan was an impairment reversal indicator for the Meliadine project CGU. The updated mine plan represented an observable indication that the value of the CGU had increased significantly and was a favourable change to the extent and manner in which the asset was expected to be used. There is significant judgment involved in the determination of whether a previously recognized impairment loss should be reversed.

The estimated recoverable amount of the Meliadine project CGU as at December 31, 2016 was determined on the basis of fair value less costs to dispose of the mine. The estimated recoverable amount of the Meliadine project CGU was calculated by discounting the estimated future net cash flows over the estimated life of the mine using a nominal discount rate of 9.0%, commensurate with the estimated level of risk associated with the Meliadine project CGU. The recoverable amount calculation was based on an estimate of future production levels applying gold prices of $1,250 per ounce (in real terms), foreign exchange rates of US$0.75:C$1.00 to US$0.80:C$1.00, an inflation rate of 2.0% and capital, operating and reclamation costs based on applicable life of mine plans. As the Meliadine project CGU's estimated recoverable amount exceeded the previous carrying amount less amortization that would have been recognized had the assets not been impaired, a gain on impairment reversal of $83.0 million ($53.6 million, net of tax) was recognized in the gain on impairment reversal line item in the consolidated statements of income and comprehensive income at December 31, 2016 to increase the carrying amount of the related mining property. The discounted cash flow approach uses significant unobservable inputs and is therefore considered Level 3 fair value measurement under the fair value hierarchy.

Key Assumptions

Discount rates were based on each asset group's weighted average cost of capital, of which the two main components are the cost of equity and the after-tax cost of debt. Cost of equity was calculated based on the capital asset pricing model, incorporating the risk-free rate of return based on Government of Canada marketable bond yields as at the valuation date, the Company's beta coefficient adjustment to the market equity risk premium based on the volatility of the Company's return in relation to that of a comparable market portfolio, plus a size premium and Company-specific risk factor. Cost of debt was determined by applying an appropriate market indication of the Company's borrowing capabilities and the corporate income tax rate applicable to each asset group's jurisdiction. Gold price estimates were determined using forecasts of future prices prepared by industry analysts, which were available as at or close to the valuation date. Foreign exchange estimates are based on a combination of currency forward curves and estimates that reflect the outlooks of major global financial institutions. Estimated production volumes are based on detailed life of mine plans and also take into account management's expected development plans. The production volumes used were consistent with the Company's mineral reserve and mineral resource estimates and in certain circumstances, include expansion projects. Assumptions are also made related to the valuation of mineral resources beyond what is included in the life of mine plans.